LONG TERM DEBT (Details)		1 Months Ended	12 Months Ended			24 Months Ended		36 Months Ended
	Dec. 08, 2015 USD ($)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) agreement	Dec. 31, 2014 CNY (¥) agreement	Dec. 31, 2015 CNY (¥)	Dec. 08, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)
LONG-TERM DEBT
Undrawn loan facilities			¥ 49,512,130	¥ 175,237,916		¥ 49,512,130	¥ 175,237,916	¥ 49,512,130
Outstanding principal amount
Subtotal			2,422,584,323	953,354,908		2,422,584,323	953,354,908	2,422,584,323
Less: Current portion of long-term debt			(453,131,683)	(240,122,039)		(453,131,683)	(240,122,039)	(453,131,683)
Total long-term borrowings			1,969,452,640	¥ 713,232,869		1,969,452,640	¥ 713,232,869	1,969,452,640
Long-term Debt, Fiscal Year Maturity [Abstract]
2016			453,131,683			453,131,683		453,131,683
2017			378,292,127			378,292,127		378,292,127
2018			1,633,890,555			1,633,890,555		1,633,890,555
Principal of long term debt			¥ 2,465,314,365			¥ 2,465,314,365		¥ 2,465,314,365
Long-term bank borrowing guaranteed by a third-party guarantee agent
LONG-TERM DEBT
Interest rate (as a percent)			5.775%	6.77%		5.775%	6.77%	5.775%
Loan facility maximum borrowing capacity					¥ 80,000,000
Debt Instrument Collateral Percentage Of Consolidated Net Assets			3.68%	5.51%		3.68%	5.51%	3.68%
Debt Instrument Collateral Percentage Of Subsidiarys Equity Interest			5.76%	13.47%		5.76%	13.47%	5.76%
Debt Instrument Principal And Interest Payment Period								3 years
Debt Instrument, Frequency of Periodic Payment							quarterly
Outstanding principal amount
Subtotal			¥ 32,000,000	¥ 56,000,000		¥ 32,000,000	¥ 56,000,000	¥ 32,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Principal of long term debt			32,000,000	56,000,000		32,000,000	56,000,000	32,000,000
Long-term borrowings collateralized by vehicles
Outstanding principal amount
Subtotal			530,173,126	579,909,183		530,173,126	579,909,183	530,173,126
Long-term borrowings collateralized by vehicles | Several third party financing companies borrowings 2013, 2014 and 2015
LONG-TERM DEBT
Principal amount			531,391,503			531,391,503		531,391,503
Collateral to secure certain long-term borrowing arrangements			¥ 508,966,714	¥ 429,273,049		508,966,714	429,273,049	508,966,714
Debt Instrument Principal And Interest Payment Period			3 years	3 years	3 years
Debt Instrument, Frequency of Periodic Payment			monthly	monthly	monthly
Maximum interest rate			13.00%	13.00%	13.00%
Minimum interest rate			8.50%	8.50%	8.50%
Outstanding principal amount
Subtotal			¥ 243,199,004	¥ 284,879,633		¥ 243,199,004	¥ 284,879,633	¥ 243,199,004
Long-term borrowings collateralized by vehicles | Third party financing company borrowings 2013, 2014 and 2015
LONG-TERM DEBT
Interest rate (as a percent)			11.00%	11.00%		11.00%	11.00%	11.00%
Collateral to secure certain long-term borrowing arrangements			¥ 288,885,933	¥ 297,292,920		¥ 288,885,933	¥ 297,292,920	¥ 288,885,933
Numbers Of Long Term Borrowing Agreements | agreement							2
Debt Instrument Collateral Percentage Of Consolidated Net Assets			0.00%	1.33%		0.00%	1.33%	0.00%
Debt Instrument Collateral Percentage Of Subsidiarys Equity Interest			100.00%			100.00%		100.00%
Debt Instrument, Frequency of Periodic Payment				quarterly	quarterly
Contractual life							3 years
Outstanding principal amount
Subtotal			¥ 286,974,122	¥ 295,029,550		¥ 286,974,122	¥ 295,029,550	¥ 286,974,122
Long-term bank borrowings with receivable pledged as collateral
Outstanding principal amount
Subtotal			¥ 304,421,239	317,445,725		¥ 304,421,239	317,445,725	304,421,239
Long-term Debt, Fiscal Year Maturity [Abstract]
Principal of long term debt				143,127,035			143,127,035
Long-term bank borrowings with receivable pledged as collateral | Bank borrowings September and December 2014
LONG-TERM DEBT
Numbers Of Long Term Borrowing Agreements | agreement						8
Debt Instrument Principal And Interest Payment Period						3 years
Debt Instrument, Frequency of Periodic Payment						monthly
Maximum interest rate			6.60%
Minimum interest rate			5.225%
Outstanding principal amount
Subtotal			¥ 198,933,369	¥ 174,318,690		¥ 198,933,369	¥ 174,318,690	¥ 198,933,369
Long-term bank borrowings with receivable pledged as collateral | Bank loan facility September 2014
LONG-TERM DEBT
Interest rate (as a percent)			4.9875%	6.72%		4.9875%	6.72%	4.9875%
Loan facility maximum borrowing capacity		¥ 155,000,000
Debt Instrument Principal And Interest Payment Period		3 years
Debt Instrument, Frequency of Periodic Payment		monthly
Outstanding principal amount
Subtotal			¥ 105,487,870	¥ 143,127,035		¥ 105,487,870	¥ 143,127,035	¥ 105,487,870
Long-term bank borrowings with receivable pledged as collateral | Bank loan facility September 2014 | Minimum
LONG-TERM DEBT
Interest rate (as a percent)				6.30%			6.30%
Long-term bank borrowings with receivable pledged as collateral | Bank loan facility September 2014 | Maximum
LONG-TERM DEBT
Interest rate (as a percent)				6.72%			6.72%
Entrusted long-term borrowing from a related party
LONG-TERM DEBT
Interest rate (as a percent)			6.90%			6.90%		6.90%
Loan facility maximum borrowing capacity										¥ 300,000,000
Contractual life			3 years
Outstanding principal amount
Subtotal			¥ 300,000,000			¥ 300,000,000		¥ 300,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Principal of long term debt			300,000,000			300,000,000		300,000,000
2018 Senior Notes
LONG-TERM DEBT
Principal amount	$ 200,000,000								¥ 1,281,560,000
Issued value of debt, as a percent to par value	99.342%
Interest rate (as a percent)	7.50%								7.50%
Debt issuance costs			34,538,769
Debt discount			¥ 8,432,665			¥ 8,432,665		¥ 8,432,665
Contractual life	3 years
Effect interest rate (as a percent)	7.75%		8.99%			8.99%		8.99%	7.75%
Outstanding principal amount
Subtotal			¥ 1,255,989,958			¥ 1,255,989,958		¥ 1,255,989,958
Long-term Debt, Fiscal Year Maturity [Abstract]
Principal of long term debt			¥ 1,298,720,000			¥ 1,298,720,000		¥ 1,298,720,000
2018 Senior Notes | Change of control triggering event
LONG-TERM DEBT
Redemption price as a percent to principal amount	101.00%
2018 Senior Notes | Redemption option at the Company's option
LONG-TERM DEBT
Redemption price as a percent to principal amount	100.00%
Percentage of principal amount added to redemption price	1.00%								1.00%
Basis point added to Adjusted Treasury Rate in determining redemption price	1.00%								1.00%
2018 Senior Notes | Redemption from net proceeds of sales of common stock
LONG-TERM DEBT
Redemption price as a percent to principal amount	107.50%
Maximum principal amount that may be redeemed (as a percent)	35.00%								35.00%
Minimum principal amount that should remain outstanding after redemption (as a percent)	65.00%								65.00%
Redemption period after sales of common stock	60 days